Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company's assets and liabilities that are measured at fair value on a recurring basis include the following:

		Fair Value Measurement at September 30, 2015 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$2.9	$2.9	$—	$—	$—	$2.9
Derivative instruments—Asset position	0.2	—	0.2	—	—	0.2
Derivative instruments—Liability position	(18.6)	$—	(18.6)	$—	$—	$(18.6)

Total recurring fair value measurements	$(15.5)	$2.9	$(18.4)	$—	$—	$(15.5)

		Fair Value Measurement at December 31, 2014 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$1.0	$1.0	$—	$—	$—	$1.0
Restricted cash	0.2	0.2	—	—	—	0.2
Derivative instruments—Asset position	2.7	—	2.7	—	—	2.7
Derivative instruments—Liability position	(27.3)	$—	(27.3)	$—	$—	$(27.3)

Total recurring fair value measurements	$(23.4)	$1.2	$(24.6)	$—	$—	$(23.4)

The Company’s assets and liabilities that are measured at fair value on a recurring basis approximate the following:

	Fair Value Measurement at December 31, 2014 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$1.0	$1.0	$—	$—	$—	$1.0
Restricted cash	0.2	0.2	—	—	—	0.2
Derivative instruments - Asset position	2.7	—	2.7	—	—	2.7
Derivative instruments - Liability position	$27.3	$—	$27.3	$—	$—	$27.3
Total recurring fair value measurements	$23.4	$1.2	$24.6	$—	$—	$23.4

	Fair Value Measurement at December 31, 2013 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$12.0	$12.0	$—	$—	$—	$12.0
Restricted cash	2.4	2.4	—	—	—	2.4
Derivative instruments - Asset position	6.2	—	6.2	—	—	6.2
Total recurring fair value measurements	$20.6	$14.4	$6.2	$—	$—	$20.6

Estimated Fair Value of Company's Debt

The estimated fair value of the Company's debt is as follows:

	September 30, 2015	December 31, 2014
Senior notes	$550.0	$550.0
Term Loan B	1,660.2	1,692.2

	$2,210.2	$2,242.2

Long-term debt consists of the following at December 31:

	2014	2013
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.16% and 4.17% at December 31, 2104 and 2013, respectively) due quarterly; balance due at maturity on October 2017	$—	$8.0
Note payable; discounted at 7.3%, annual payments varied; balance due 2029	3.8	3.5
Note payable; discounted at 8.5%, annual payments of $0.2; balance due February 2018; collateralized by real property	0.6	0.6
Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin (3.75% and 4.25%, respectively)	1,749.0	1,782.0
Senior notes payable; interest at 8.25% payable in arrears semi-annually commencing April 1, 2013; maturing on October 1, 2020	550.0	550.0
Capital lease obligations, maturing through 2024	23.3	15.4
Other debt	0.5	1.1
	2,327.2	2,360.6
Less: Original issue discount	(23.7)	(28.7)
Less: Current portion	(25.3)	(29.1)
	$2,278.2	$2,302.8